Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	€ 149,731	€ 191,023
Non-current assets	188,616	177,584
Current liabilities	(154,663)	(180,784)
Non-current liabilities	(110,396)	(95,267)
Group’s share in net assets – 49%	68,945	87,858	€ 82,335
Profit/(loss) for the year	(16,162)	1,288	4,385
Deferred tax liabilities	(996)	(996)
Equity-method investees	39,831	37,696	44,522
Revenue	328,618	468,487	427,375
Cost of sales	(215,763)	(304,154)	(273,575)
Other expenses	(457)	(1,678)	(289)
Selling expenses	(91,373)	(124,924)	(121,631)
Administrative expenses	(37,607)	(35,474)	(33,302)
Net finance income	(8,470)	(5,245)	331
Profit/(loss) before tax	(15,072)	3,561	8,774
Income tax expense	(1,090)	(2,273)	(4,389)
Profit/(loss) for the year	(16,162)	1,288	4,385
Other comprehensive income/(loss)	(3,445)	2,049	3,410
Total comprehensive income/(loss) for the year	(19,607)	3,337	7,795
Owners of the Company	(16,069)	(540)	3,585
Deferred tax liabilities	633	146	382
Dividends received by the Group		3,697
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Current assets	54,190	64,298
Non-current assets	16,681	19,833
Current liabilities	(28,413)	(42,049)
Non-current liabilities	(3,222)	(1,794)
Net assets	39,236	40,288
Group’s share in net assets – 49%	19,226	19,742
Intangible assets	1,796	2,312
Net book value after impairment test	26,140	26,140
Profit/(loss) for the year	1,533	6,164	8,295
Deferred tax liabilities	(448)	(578)
Equity-method investees	38,645	37,029	44,230
Revenue	69,939	98,483	96,272
Cost of sales	(39,823)	(60,481)	(57,120)
Other expenses	(747)	(91)	(39)
Selling expenses	(24,297)	(24,473)	(23,937)
Administrative expenses	(3,332)	(5,665)	(4,983)
Net finance income	315	1,037	1,213
Profit/(loss) before tax	2,055	8,810	11,406
Income tax expense	(522)	(2,646)	(3,111)
Profit/(loss) for the year	1,533	6,164	8,295
Other comprehensive income/(loss)	(2,565)	(1,600)	4,734
Total comprehensive income/(loss) for the year	(1,032)	4,564	13,029
Owners of the Company	751	3,020	4,065
Amortisation of intangibles assets	519	519	519
Amortisation	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	2,873	436	3,409
Group’s share of other comprehensive income	(1,257)	(784)	2,320
Group’s share of total comprehensive income/(loss) for the period	1,616	(348)	5,729
Dividends received by the Group		3,697	1,490
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	2,144	(2,562)	(634)
Profit/(loss) for the year	2,144	(2,562)	(634)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	367	367	367
Amortisation	(367)	(367)	€ (367)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(2,712)	(4,860)
Profit/(loss) for the year	(2,712)	(4,860)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(5,357)	(5,727)
Profit/(loss) for the year	€ (5,357)	€ (5,727)